CONCENTRATION	12 Months Ended
Dec. 31, 2017
CONCENTRATION [Abstract]
CONCENTRATION
NOTE 3 – CONCENTRATION

Concentration of major customers and suppliers:

	Year ended December 31,
	2017		2016		2015

Major customers with revenues of more than 10% of the Company’s sales
Company A (3rd Party)	$40,312,341	30%	$51,033,356	44%	$26,720,983	23%
Company B (3rd Party)	-	-	11,802,981	10%	19,159,563	16%
Company C (3rd Party)	13,822,962	10%	-	-	-	-
Company D (3rd Party)	-	-	11,962,597	10%	14,280,544	12%
Company E (3rd Party)	-	-	-	-	17,831,266	15%
Company F (3rd Party)	14,511,302	11%	-	-	-	-
Total Revenues	$68,646,605	51%	$74,798,934	64%	$77,992,356	66%

	Year ended December 31,
	2017		2016		2015

Major suppliers with purchases of more than 10% of the Company’s purchases
Company X (3rd Party)	$-	-	$-	-	$22,137,683	21%
Company Y (3rd Party)	82,189,241	76%	61,496,533	61%	36,094,431	35%
Company U (3rd Party)	-	-	-	-	11,729,136	11%
Company V (3rd Party)	24,907,251	23%	31,553,260	31%	30,382,342	29%
Total Purchase	$107,096,492	99%	$93,049,793	92%	$100,343,592	96%

Accounts receivable related to the Company’s major customers comprised 37% and 60% of all accounts receivable as of December 31, 2017 and 2016, respectively.

Accounts payable related to the Company’s major suppliers comprised 4% and 34% of all accounts payable as of December 31, 2017 and 2016, respectively.